Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	18,382,353
Proposed Maximum Offering Price per Unit | $ / shares	21.76
Maximum Aggregate Offering Price	$ 400,000,001
Amount of Registration Fee	$ 61,240.00
Offering Note	Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form S-3ASR (File No. 333-287708) on May 30, 2025 (the “Registration Statement”) was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended and is paid herewith. This “Calculation of Filing Fee” table shall be deemed to update the table in Item 14 of the Registration Statement.